INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

5.                          INVENTORIES

	As of December 31
	2011	2012
Inventories
Finished goods	13,579	8,488
Raw materials	4,577	2,748
Work in process	578	126
	18,734	11,362

The finished goods included consignment inventory of $830 and $2,566 as of December 31, 2011 and 2012, respectively. The inventory reserve was $2,543 and $2,689 as of December 31, 2011 and 2012, respectively.